GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 7 – GENERAL AND ADMINISTRATIVE EXPENSES

	Six Months Ended
	June 30, 2023	June 30, 2022
	US$ in thousands	US$ in thousands
Transaction cost	7,792	-
Advertising, Public and Investors Relations	1,526	-
Share based compensation	1,805	82
Professional services	718	545
Wages and salaries related	664	429
Travel expenses	379	4
Insurance	329	19
Office and maintenance	37	80
Depreciation and amortization	15	15
Others	86	26
Total	13,350	1,200

Security matters limited [member]
IfrsStatementLineItems [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 15 – GENERAL AND ADMINISTRATIVE EXPENSES:

	December 31, 2022	December 31, 2021	December 31, 2020
Professional services	1,105	1,089	1,257
Wages and salaries related	935	752	409
Travel expenses	223	-	65
Office and maintenance	145	116	120
Share based compensation	137	331	436
Insurance	60	102	101
Depreciation and amortization	35	28	16
Other	83	64	43
Total	2,723	2,482	2,447

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)